Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2025
Key Management Personnel Compensation [Abstract]
Schedule of Compensation of Key Management Personnel Compensation

The compensation of directors and other members of key management personnel, including social contributions and other benefits, were as follows for the year ended June 30, 2025, 2024 and 2023.

	06/30/2025	06/30/2024	06/30/2023
Short-term employee benefits	2,494,538	2,496,073	1,995,361
Share based payment	480,450	8,181,849	1,868,430
	2,974,988	10,677,922	3,863,791